Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: April 10, 2025

Payment Date	4/15/2025
Collection Period Start	3/1/2025
Collection Period End	3/31/2025
Interest Period Start	3/17/2025
Interest Period End	4/14/2025

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$266,534,104.35	$28,805,933.58	$237,728,170.77	0.358462	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$474,224,104.35	$28,805,933.58	$445,418,170.77

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$504,949,349.88	$474,358,326.08	0.234158
YSOC Amount	$25,977,551.47	$24,192,461.25
Adjusted Pool Balance	$478,971,798.41	$450,165,864.83
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$266,534,104.35	3.17000%	30/360	$704,094.26
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$474,224,104.35			$1,310,185.76

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$504,949,349.88	$474,358,326.08
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$478,971,798.41	$450,165,864.83
Number of Receivables Outstanding	49,122	47,769
Weighted Average Contract Rate	3.61%	3.61%
Weighted Average Remaining Term (months)	27.8	26.9

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,430,543.55
Principal Collections	$30,323,889.09
Liquidation Proceeds	$186,910.87
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$31,941,343.51
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$31,941,343.51

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$420,791.12	$420,791.12	$—	$—	$31,520,552.39
Interest - Class A-1 Notes	$—	$—	$—	$—	$31,520,552.39
Interest - Class A-2 Notes	$—	$—	$—	$—	$31,520,552.39
Interest - Class A-3 Notes	$704,094.26	$704,094.26	$—	$—	$30,816,458.13
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$30,399,438.46
First Allocation of Principal	$—	$—	$—	$—	$30,399,438.46
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$30,342,626.71
Second Allocation of Principal	$—	$—	$—	$—	$30,342,626.71
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$30,280,434.46
Third Allocation of Principal	$5,078,239.52	$5,078,239.52	$—	$—	$25,202,194.94
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,132,127.11
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,152,127.11
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,152,127.11
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,404,433.05
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,404,433.05
Remaining Funds to Certificates	$1,404,433.05	$1,404,433.05	$—	$—	$—
Total	$31,941,343.51	$31,941,343.51	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$25,977,551.47
Increase/(Decrease)	$(1,785,090.22)
Ending YSOC Amount	$24,192,461.25

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$478,971,798.41	$450,165,864.83
Note Balance	$474,224,104.35	$445,418,170.77
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	26	$267,134.71
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	209	$186,910.87
Monthly Net Losses (Liquidation Proceeds)			$80,223.84
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			(0.01)%
Preceding Collection Period			0.14%
Current Collection Period			0.20%
Four-Month Average Net Loss Ratio			0.13%
Cumulative Net Losses for All Periods			$4,852,542.38
Cumulative Net Loss Ratio			0.24%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.45%	169	$2,151,254.74
60-89 Days Delinquent	0.18%	53	$833,182.18
90-119 Days Delinquent	0.06%	20	$302,915.38
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.69%	242	$3,287,352.30

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$97,142.15
Total Repossessed Inventory		15	$244,802.60

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		73	$1,136,097.56
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.24%
Current Collection Period			0.24%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.47	0.10%	34	0.07%